Information on geographical areas - Overview of Top up tax by jurisdiction (Details) - Pro Forma € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 9.5
Singapore
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	6.5
Ireland
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	2.1
Bulgaria
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	0.6
Switzerland
Disclosure of geographical areas [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 0.3